Accruals, and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accruals, and Other Current Liabilities [Abstract]
Schedule of Account Payable, Accruals and Other Current Liabilities

Account payable, accruals and other current liabilities consists of the following:

	As of March 31,
	2023	2024
	USD	USD
Other payables	84,547	299,971
Accrued expenses	197,444	451,534
Deposit Received	-	9,487
	281,991	760,992